Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Loans designated at fair value through profit or loss	$ 144	$ 205
Deposits designated at FVTPL	35,639	26,802
Derivative instrument liabilities	139	391
Other liabilities designated at FVTPL	16	22
Other financial liabilities measured at fair value	$ 119	$ 102